Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2022
Accrued expenses and other liabilities
17. Accrued expenses and other liabilities
Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2021		2022		2022

	(In millions)

Bills payable	Rs.	124,241.9	Rs.	130,937.4	US$	1,725.8
Remittances in transit		54,657.2		91,766.3		1,209.5
Accrued expenses		69,103.2		58,522.2		771.3
Accounts payable		143,827.0		152,309.2		2,007.5
Derivatives ( see note 23)		81,880.0		74,819.2		986.1
Lease liabilities		70,422.0		78,138.0		1,029.9
Others		86,965.1		94,969.2		1,251.8

Total	Rs.	631,096.4	Rs.	681,461.5	US$	8,981.9

The Bank amortizes annual fees on credit cards over the contractual period of the fees. The unamortized annual fees as of March 31, 2021 and March 31, 2022 were
Rs. 1,097.4 million and Rs. 1,257.9 million (US$ 16.6 million), respectively.